Note 14 - Retirement and Pension Plans - Summary of Estimated Future Benefit Payments (Details) $ in Thousands	Dec. 31, 2020 USD ($)
2021	$ 44
2022	179
2023	33
2024	131
2025 and thereafter	$ 318